UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05227

Name of Fund: BlackRock Apex Municipal Fund, Inc. (APX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Apex Municipal Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                   Municipal Bonds                                                                       (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.6%          Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                        Care Facility Revenue Bonds (Capstone Village, Inc. Project),
                        Series A, 5.875%, 8/01/36 (k)                                                       $   1,255  $  1,101,739
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.1%           Alaska Industrial Development and Expert Authority Revenue Bonds (Williams Lynxs
                        Alaska Cargoport), AMT, 8%, 5/01/23                                                     2,000     2,006,920
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 5.5%          Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                        Project 1), Series A, 6.625%, 7/01/20                                                   1,100       993,806
                        -----------------------------------------------------------------------------------------------------------
                        Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                        Project), Series A, 5.875%, 11/01/08                                                       15        15,097
                        -----------------------------------------------------------------------------------------------------------
                        Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                        Project), Series A, 6%, 11/01/10                                                           20        20,251
                        -----------------------------------------------------------------------------------------------------------
                        Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                        Project), Series A, 6.75%, 5/01/31                                                      1,020       983,035
                        -----------------------------------------------------------------------------------------------------------
                        Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                        Airlines Inc. Project), AMT, 6.30%, 4/01/23                                             2,950     2,653,997
                        -----------------------------------------------------------------------------------------------------------
                        Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                        Project), Series E, 7.25%, 7/01/31                                                        970       999,032
                        -----------------------------------------------------------------------------------------------------------
                        Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/32       1,950     1,689,207
                        -----------------------------------------------------------------------------------------------------------
                        Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37       2,730     2,323,585
                        -----------------------------------------------------------------------------------------------------------
                        Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                        Medical Center), Series A, 6%, 8/01/33                                                    500       504,485
                                                                                                                       ------------
                                                                                                                         10,182,495
-----------------------------------------------------------------------------------------------------------------------------------
California - 2.1%       California State, Various Purpose, GO, 5.25%, 11/01/25                                  1,300     1,328,938
                        -----------------------------------------------------------------------------------------------------------
                        Fontana, California, Special Tax, Refunding (Community Facilities District
                        Number 22 - Sierra), 6%, 9/01/34                                                        1,000       930,080
                        -----------------------------------------------------------------------------------------------------------
                        San Jose, California, Airport Revenue Bonds, RIB, AMT, Series 102TP, 6.38%,
                        3/01/17 (b)(e)                                                                              2         2,448
                        -----------------------------------------------------------------------------------------------------------
                        Southern California Public Power Authority, Natural Gas Project Number 1 Revenue
                        Bonds, Series A, 5%, 11/01/29                                                           1,785     1,622,636
                                                                                                                       ------------
                                                                                                                          3,884,102

Portfolio Abbreviations

To simplify the listings of BlackRock Apex Municipal Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
VRDN    Variable Rate Demand Notes

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                   Municipal Bonds                                                                       (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.5%         Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian Living
                        Communities Project), Series A, 5.75%, 1/01/26                                      $     450  $    409,860
                        -----------------------------------------------------------------------------------------------------------
                        Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                        Series A, 7.30%, 9/01/22                                                                2,800     2,870,616
                        -----------------------------------------------------------------------------------------------------------
                        North Range Metropolitan District Number 1, Colorado, GO, 7.25%, 12/15/11 (a)           1,235     1,400,404
                        -----------------------------------------------------------------------------------------------------------
                        Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                        (Public Improvement Fees), 8%, 12/01/25                                                 2,000     2,086,920
                        -----------------------------------------------------------------------------------------------------------
                        Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                        (Public Improvement Fees), 8.125%, 12/01/25                                               500       499,925
                        -----------------------------------------------------------------------------------------------------------
                        Southlands Metropolitan District Number 1, Colorado, GO, 7.125%, 12/01/14 (a)             830     1,011,380
                                                                                                                       ------------
                                                                                                                          8,279,105
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.6%      Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet
                        Inc. Project), AMT, 7.95%, 4/01/26                                                        490       527,186
                        -----------------------------------------------------------------------------------------------------------
                        Connecticut State, HFA, Housing Mortgage Finance Program Revenue Bonds, AMT,
                        Sub-Series A-2, 5.15%, 5/15/38                                                            640       586,989
                                                                                                                       ------------
                                                                                                                          1,114,175
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 11.0%         Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue
                        Bonds (Glenridge on Palmer Ranch), Series A, 8%, 6/01/12 (a)                              800       966,600
                        -----------------------------------------------------------------------------------------------------------
                        Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds,
                        Series A, 5%, 6/01/38                                                                     840       719,317
                        -----------------------------------------------------------------------------------------------------------
                        Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                        (Adventist Health System), Series C, 5.25%, 11/15/36                                      850       801,975
                        -----------------------------------------------------------------------------------------------------------
                        Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                        Gypsum Company), AMT, Series A, 7.125%, 4/01/30                                         2,500     2,469,675
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Economic Development Commission, Health Care Facilities,
                        Revenue Refunding Bonds (Florida Proton Therapy Institute), Series A, 6%, 9/01/17       1,000       972,660
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Economic Development Commission, IDR (Gerdau Ameristeel
                        US, Inc.), AMT, 5.30%, 5/01/37                                                            900       725,967
                        -----------------------------------------------------------------------------------------------------------
                        Lakewood Ranch, Florida, Community Development District Number 5, Special
                        Assessment Revenue Refunding Bonds, Series A,
                        6.70%, 5/01/11 (a)                                                                        735       808,184
                        -----------------------------------------------------------------------------------------------------------
                        Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A, 5.375%, 6/15/37       1,810     1,442,208
                        -----------------------------------------------------------------------------------------------------------
                        Midtown Miami, Florida, Community Development District, Special Assessment
                        Revenue Bonds, Series A, 6%, 5/01/24                                                    1,500     1,390,530
                        -----------------------------------------------------------------------------------------------------------
                        Midtown Miami, Florida, Community Development District, Special Assessment
                        Revenue Bonds, Series A, 6.25%, 5/01/37                                                 1,350     1,254,717
                        -----------------------------------------------------------------------------------------------------------
                        Orlando, Florida, Urban Community Development District, Capital Improvement
                        Special Assessment Bonds, Series A, 6.95%, 5/01/11 (a)                                  1,520     1,682,792
                        -----------------------------------------------------------------------------------------------------------
                        Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds,
                        6.25%, 7/01/28                                                                          2,140     1,936,978
                        -----------------------------------------------------------------------------------------------------------
                        Sarasota County, Florida, Health Facilities Authority, Retirement Facility
                        Revenue Refunding Bonds (Village on the Isle Project), 5.50%, 1/01/27                     590       532,434
                        -----------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                   Municipal Bonds                                                                       (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Sarasota County, Florida, Health Facilities Authority, Retirement Facility
                        Revenue Refunding Bonds (Village on the Isle Project), 5.50%, 1/01/32               $     550  $    480,849
                        -----------------------------------------------------------------------------------------------------------
                        Tampa Palms, Florida, Open Space and Transportation Community Development
                        District Revenue Bonds, Capital Improvement (Richmond Place Project), 7.50%,
                        5/01/18                                                                                 2,235     2,237,615
                        -----------------------------------------------------------------------------------------------------------
                        Tolomato Community Development District, Florida, Special Assessment Bonds,
                        6.65%, 5/01/40                                                                          1,850     1,806,747
                                                                                                                       ------------
                                                                                                                         20,229,248
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.0%          Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%,
                        12/01/11 (a)                                                                            2,000     2,381,560
                        -----------------------------------------------------------------------------------------------------------
                        Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50%, 1/01/31          495       438,164
                        -----------------------------------------------------------------------------------------------------------
                        Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                        Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                        7.125%, 1/01/25 (h)(k)                                                                    830       572,700
                        -----------------------------------------------------------------------------------------------------------
                        Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                        Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                        7.25%, 1/01/35 (h)(k)                                                                   1,185       817,650
                        -----------------------------------------------------------------------------------------------------------
                        Clayton County, Georgia, Tax Allocation Bonds (Ellenwood Project), 7.50%, 7/01/33       1,640     1,547,963
                        -----------------------------------------------------------------------------------------------------------
                        Rockdale County, Georgia, Development Authority Revenue Bonds (Visy Paper
                        Project), AMT, Series A, 6.125%, 1/01/34                                                1,680     1,550,455
                                                                                                                       ------------
                                                                                                                          7,308,492
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.9%            Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                        Corporation), Series A, 7.75%, 11/15/16                                                 1,470     1,622,145
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.8%         Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                        Refunding Bonds (American Airlines Inc. Project), 5.50%, 12/01/30                       2,860     1,918,831
                        -----------------------------------------------------------------------------------------------------------
                        Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                        Series A, 6.125%, 5/15/38                                                               2,050     1,850,576
                        -----------------------------------------------------------------------------------------------------------
                        Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                        Project), Series A, 6%, 5/15/37                                                           430       384,601
                        -----------------------------------------------------------------------------------------------------------
                        Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project),
                        Series A, 7%, 12/01/37                                                                    575       548,763
                        -----------------------------------------------------------------------------------------------------------
                        Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                        Program), 6.60%, 7/01/24                                                                  490       465,084
                        -----------------------------------------------------------------------------------------------------------
                        Illinois State Finance Authority, Revenue Refunding Bonds (Advocate Health and
                        Hospital Corporation), VRDN, Series B-3,
                        6.50%, 11/01/38 (b)(d)                                                                  1,650     1,650,000
                        -----------------------------------------------------------------------------------------------------------
                        Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds
                        (Sedgebrook Project), 6.25%, 3/01/34                                                      755       720,549
                        -----------------------------------------------------------------------------------------------------------
                        Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds
                        (Conference Center and Hotel), Series A-1, 7.125%, 1/01/36                              2,400     2,404,560
                        -----------------------------------------------------------------------------------------------------------
                        Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                        Increment Financing (TIF) Redevelopment Project),
                        6%, 1/01/25                                                                               760       689,799
                                                                                                                       ------------
                                                                                                                         10,632,763
                        -----------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                   Municipal Bonds                                                                       (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.8%          Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                        Bonds (Community Foundation of Northwest Indiana), 5.50%, 3/01/37                   $   1,985  $  1,709,184
                        -----------------------------------------------------------------------------------------------------------
                        Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment District
                        Tax Allocation Bonds, 5.25%, 2/01/31                                                      820       728,185
                        -----------------------------------------------------------------------------------------------------------
                        Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital, Inc.),
                        5.70%, 9/01/37                                                                            440       384,661
                        -----------------------------------------------------------------------------------------------------------
                        Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital, Inc.),
                        5.75%, 9/01/42                                                                            545       476,014
                                                                                                                       ------------
                                                                                                                          3,298,044
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.7%             Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                        Initiatives Project), 9.25%, 7/01/11 (a)                                                2,635     3,200,418
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%           Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                        (General Motors Corporation Project), 6%, 6/01/25                                       1,230     1,099,067
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.7%        Louisiana Local Government Environmental Facilities and Community Development
                        Authority Revenue Bonds (Westlake Chemical Corporation), 6.75%, 11/01/32                2,000     1,907,840
                        -----------------------------------------------------------------------------------------------------------
                        Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                        Missionaries of Our Lady Health System, Inc.), Series A, 5.25%, 8/15/36                 1,300     1,232,088
                                                                                                                       ------------
                                                                                                                          3,139,928
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.2%         Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%,
                        9/01/39                                                                                   385       349,591
                        -----------------------------------------------------------------------------------------------------------
                        Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                        (Cogeneration-AES Warrior Run), AMT, 7.40%, 9/01/19                                     1,500     1,437,495
                        -----------------------------------------------------------------------------------------------------------
                        Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                        (Washington Christian Academy), 5.50%, 7/01/38                                            410       331,756
                                                                                                                       ------------
                                                                                                                          2,118,842
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.3%    Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                        (Overlook Communities Inc.), Series A, 6.25%, 7/01/34                                   1,845     1,719,208
                        -----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                        Nazarene College), 5.625%, 4/01/19                                                      1,245     1,219,552
                        -----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                        (Jordan Hospital), Series E, 6.75%, 10/01/33                                              850       867,944
                        -----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90%, 4/01/28               1,030       973,463
                        -----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Milton Hospital), Series, 5.50%, 7/01/16                                 500       505,280
                        -----------------------------------------------------------------------------------------------------------
                        Massachusetts State Industrial Finance Agency Revenue Bonds, Sewer Facility
                        (Resource Control Composting), AMT, 9.25%, 6/01/10                                        800       805,992
                                                                                                                       ------------
                                                                                                                          6,091,439
                        -----------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                   Municipal Bonds                                                                       (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.2%         Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                        (Mount Clemens General Hospital), Series B, 5.875%, 11/15/34                        $   1,150  $  1,061,232
                        -----------------------------------------------------------------------------------------------------------
                        Monroe County, Michigan, Hospital Financing Authority, Hospital Revenue Refunding
                        Bonds (Mercy Memorial Hospital Corporation),
                        5.50%, 6/01/35                                                                          1,260     1,071,869
                                                                                                                       ------------
                                                                                                                          2,133,101
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.2%         Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                        Bluffs), 7%, 10/01/11 (a)                                                               1,155     1,325,720
                        -----------------------------------------------------------------------------------------------------------
                        Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                        (Bishop Spencer Place), Series A, 6.50%, 1/01/35                                        1,000       961,930
                                                                                                                       ------------
                                                                                                                          2,287,650
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%           Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                        6.375%, 8/01/23                                                                           420       394,569
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%    New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds
                        (Catholic Medical Center), 5%, 7/01/36                                                    835       725,005
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 12.4%      Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                        Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50%, 12/01/10              6,000     6,016,020
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24                             2,170     2,084,372
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%, 10/01/14            1,500     1,512,675
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                        Facility), Series A, 7.25%, 11/15/11 (a)                                                1,000     1,161,270
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                        Series A, 8.125%, 11/15/10 (a)                                                          3,700     4,257,516
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                        Project), AMT, 6.625%, 9/15/12                                                          3,050     2,974,970
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                        Project), AMT, 6.25%, 9/15/29                                                           1,000       880,150
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                        Valley Hospital Association), 6.625%, 7/01/36 (k)                                       1,870     1,189,133
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority, Transportation System
                        Revenue Bonds, Series C, 5.05%, 12/15/35 (b)(c)                                         2,760       586,362
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                        Bonds, 7%, 6/01/13 (a)                                                                  1,075     1,279,616
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                        Refunding Bonds, Series 1A, 5%, 6/01/41                                                 1,070       853,785
                                                                                                                       ------------
                                                                                                                         22,795,869
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.8%       Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San
                        Juan Project), Series A, 6.95%, 10/01/20                                                5,000     5,046,200
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.2%         Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                        Hospital), Series B, 7.50%, 3/01/29                                                     1,000     1,055,900
                        -----------------------------------------------------------------------------------------------------------
                        New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%,
                        6/01/28                                                                                   350       363,521
                        -----------------------------------------------------------------------------------------------------------
                        New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                        Facility Pooled Program), Series C-1, 6.50%, 7/01/24                                      830       794,244
                        -----------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                   Municipal Bonds                                                                       (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        New York City, New York, City IDA, Special Facility Revenue Bonds (British
                        Airways Plc Project), AMT, 7.625%, 12/01/32                                         $   1,730  $  1,771,520
                        -----------------------------------------------------------------------------------------------------------
                        New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                        Project), Series A, 6.125%, 2/15/19                                                       630       603,452
                        -----------------------------------------------------------------------------------------------------------
                        Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                        Bonds (Kendal on Hudson Project), Series A, 6.50%, 1/01/13 (a)                          1,180     1,345,235
                                                                                                                       ------------
                                                                                                                          5,933,872
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                        Revenue Bonds (Givens Estates Project), Series A, 6.50%, 7/01/13 (a)                    1,000     1,175,200
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.7%             Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                        Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47                                          1,290     1,246,127
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 7.8%     Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's
                        Choice Inc.), Series A, 6.125%, 1/01/25                                                 1,160     1,131,429
                        -----------------------------------------------------------------------------------------------------------
                        Chester County, Pennsylvania, Health and Education Facilities Authority, Senior
                        Living Revenue Refunding Bonds (Jenners Pond Inc. Project), 7.625%, 7/01/12 (a)         1,750     2,091,705
                        -----------------------------------------------------------------------------------------------------------
                        Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg
                        University of Science), Series B, 6%, 9/01/36                                             600       544,098
                        -----------------------------------------------------------------------------------------------------------
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren
                        Village Project), Series A, 6.25%, 7/01/26                                                475       462,850
                        -----------------------------------------------------------------------------------------------------------
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren
                        Village Project), Series A, 6.50%, 7/01/40                                                410       397,589
                        -----------------------------------------------------------------------------------------------------------
                        Montgomery County, Pennsylvania, Higher Education and Health Authority Revenue
                        Bonds (Faulkeways at Gwynedd Project), 6.75%, 11/15/09 (a)                              1,825     1,978,501
                        -----------------------------------------------------------------------------------------------------------
                        Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                        Project), 6.25%, 2/01/35                                                                1,700     1,552,117
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A, 7.50%,
                        1/01/25                                                                                 1,600     1,641,648
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%,
                        12/01/17                                                                                4,460     4,464,326
                                                                                                                       ------------
                                                                                                                         14,264,263
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%     Central Falls, Rhode Island, Detention Facility Corporation, Detention Facility,
                        Revenue Refunding Bonds, 7.25%, 7/15/35                                                 1,750     1,794,975
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.7%   Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                        Appreciation Revenue Bonds, Senior-Series B, 6.50%, 1/01/09 (c)                         1,100     1,039,478
                        -----------------------------------------------------------------------------------------------------------
                        Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                        Appreciation Revenue Bonds, Senior-Series B, 7.969%, 1/01/14 (c)                        1,075       605,042
                        -----------------------------------------------------------------------------------------------------------
                        South Carolina Housing Finance and Development Authority, Mortgage Revenue
                        Refunding Bonds, AMT, Series A-2, 5.15%, 7/01/37 (b)                                    5,690     5,141,996
                                                                                                                       ------------
                                                                                                                          6,786,516
                        -----------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
State                   Municipal Bonds                                                                       (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.5%        Knox County, Tennessee, Health, Educational and Housing Facilities Board,
                        Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.03%,
                        1/01/37 (c)                                                                         $   5,000  $    808,250
                        -----------------------------------------------------------------------------------------------------------
                        Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                        Revenue Bonds (Germantown Village), 6.25%, 12/01/34                                       245       200,741
                        -----------------------------------------------------------------------------------------------------------
                        Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                        Revenue Bonds (Germantown Village), Series A, 7.25%, 12/01/34                           1,800     1,724,022
                                                                                                                       ------------
                                                                                                                          2,733,013
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 4.6%            Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                        First Tier, Series A, 6.70%, 1/01/11 (a)                                                1,000     1,103,880
                        -----------------------------------------------------------------------------------------------------------
                        Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                        AMT, Series A, 7.70%, 4/01/33                                                           2,530     2,558,943
                        -----------------------------------------------------------------------------------------------------------
                        Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                        Project), Series B, 7.75%, 12/01/18                                                     1,220     1,245,351
                        -----------------------------------------------------------------------------------------------------------
                        Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                        Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125%, 2/15/14 (a)       1,000     1,217,760
                        -----------------------------------------------------------------------------------------------------------
                        Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                        (Reliant Energy Inc.), Series C, 8%, 5/01/29                                            2,310     2,358,371
                                                                                                                       ------------
                                                                                                                          8,484,305
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 1.2%             Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                        Environmental), AMT, Series A, 7.45%, 7/01/17                                           2,240     2,258,681
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.0%         Dulles Town Center, Virginia, Community Development Authority, Special Assessment
                        Tax (Dulles Town Center Project), 6.25%, 3/01/26                                        2,430     2,368,594
                        -----------------------------------------------------------------------------------------------------------
                        Farms of New Kent Community Development Authority, Virginia, Special Assessment
                        Bonds, Series C, 5.80%, 3/01/36                                                           310       232,900
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding Bonds,
                        Senior Series B-1, 5%, 6/01/47                                                          1,250       986,425
                                                                                                                       ------------
                                                                                                                          3,587,919
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%       Washington State Housing Financing Commission, Nonprofit Revenue Bonds (Skyline
                        at First Hill Project), Series A, 5.625%, 1/01/38                                       1,200     1,014,192
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%    Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                        Association Inc. Project), 6.20%, 5/01/13                                               1,125     1,103,389
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%        Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                        Castle Place Project), Series A, 7%, 12/01/31                                           1,320     1,328,672
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.2%          Coker Project), AMT, 6.50%, 7/01/21                                                     2,100     2,145,192
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds (Cost - $174,611,765) - 94.0%                                             172,547,632
-----------------------------------------------------------------------------------------------------------------------------------
                        Municipal Bonds Transferred to Tender Options Bonds Trusts (j)
-----------------------------------------------------------------------------------------------------------------------------------
California - 1.6%       San Jose, California, Airport Revenue Refunding Bonds, Series A,
                        5.50%, 3/01/32 (b)                                                                      2,965     2,933,719
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.2%         Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series
                        H-1, 5.375%, 7/01/36 (i)                                                                6,010     5,949,119
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds Transferred to Tender Options Bonds Trusts
                        (Cost - $9,176,394) - 4.8%                                                                        8,882,838
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                        Short-Term Securities                                                                  Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Merrill Lynch Institutional Tax-Exempt Fund,
                        2.16% (f)(g)                                                                        3,700,000  $  3,700,000
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Short-Term Securities (Cost - $3,700,000) - 2.0%                                            3,700,000
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $187,488,159*) - 100.8%                                               185,130,470

                        Other Assets Less Liabilities - 1.6%                                                              2,952,775

                        Liability for Trust Certificates, Including Interest
                        Expense Payable - (2.4%)                                                                        (4,511,912)
                                                                                                                       ------------
                        Net Assets  - 100.0%                                                                           $183,571,333
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 183,113,391
                                                                  =============
      Gross unrealized appreciation                               $   6,934,435
      Gross unrealized depreciation                                  (9,404,856)
                                                                  -------------
      Net unrealized depreciation                                 $  (2,470,421)
                                                                  =============
(a)   Prerefunded.
(b)   AMBAC Insured.
(c) Represents a zero coupon bond; Rate shown reflects the effective yield at the time of purchase.
(d) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(f)   Represents the current yield as of report date.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
--------------------------------------------------------------------------------
                                                         Net            Dividend
Affiliate                                             Activity           Income
--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund          3,700,000         $ 24,253
--------------------------------------------------------------------------------
(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(i)   MBIA Insured.
(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(k)   Security is illiquid.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Apex Municipal Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Apex Municipal Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Apex Municipal Fund, Inc.

Date: May 22, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Apex Municipal Fund, Inc.

Date: May 22, 2008